Promissory notes payable related party (Details Narrative) - USD ($)	1 Months Ended
	Mar. 29, 2023	Sep. 30, 2024	Apr. 01, 2024
Promissory notes payable related party
Promissory note payable - related party	$ 1,000,000	$ 1,708,000
Annual interest rate of loan	12.00%
Accrued interest related party			$ 170,183